Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 01, 2015
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Dec. 01, 2015
Document Effective Date	Dec. 01, 2015
Prospectus Date	Nov. 28, 2015
Coho Relative Value Equity Fund | Institutional Class Shares
Prospectus:
Trading Symbol	COHIX
Coho Relative Value Equity Fund | Advisor Class Shares
Prospectus:
Trading Symbol	COHOX